SCHEDULE OF BONDS PAYABLE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total convertible note	$ 3,500,000	$ 7,500,000
Convertible Debt Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total convertible note	$ 3,500,000	$ 7,500,000